Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other liabilities [Abstract]
Schedule of Other Liabilities

	2024 £m	2023 £m
Lease liabilities	1,219	1,589
Other creditors and accruals	5,992	4,671
Total other liabilities	7,211	6,260